Contingent Liabilities and Commitments - Summary of Payment Guarantees are Exposed to Credit Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
The financial instruments applying 12-month expected credit losses
Disclosure of internal credit grades [line items]
Credit exposure	₩ 10,346,678	₩ 9,038,271
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	6,240,874	6,689,766
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	4,532,747	4,377,798
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	1,594,714	2,269,455
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	105,691	27,588
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	7,722	14,925
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	0	0
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	4,105,804	2,348,505
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	3,083,636	1,422,528
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	998,204	912,209
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	12,039	11,399
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	11,925	2,369
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Non-impaired
Disclosure of internal credit grades [line items]
Credit exposure	503,482	250,640
Non-impaired | Confirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	230,138	167,771
Non-impaired | Confirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	838	1,119
Non-impaired | Confirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	32,567	47,438
Non-impaired | Confirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	46,174	85,321
Non-impaired | Confirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	149,785	33,440
Non-impaired | Confirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	774	453
Non-impaired | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	273,344	82,869
Non-impaired | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	3,391	771
Non-impaired | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	39,224	28,506
Non-impaired | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	34,797	23,069
Non-impaired | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	195,794	29,934
Non-impaired | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	138	589
The financial instruments applying lifetime expected credit losses
Disclosure of internal credit grades [line items]
Credit exposure	10,866,955	9,306,787
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	6,481,423	6,867,686
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	4,533,585	4,378,917
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	1,627,281	2,316,893
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	151,865	112,909
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	157,721	48,866
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	10,971	10,101
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	4,385,532	2,439,101
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	3,087,027	1,423,299
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	1,037,428	940,715
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	46,836	34,468
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	207,719	32,303
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	6,522	8,316
Impaired
Disclosure of internal credit grades [line items]
Credit exposure	16,795	17,876
Impaired | Confirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	10,411	10,149
Impaired | Confirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Confirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Confirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Confirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	214	501
Impaired | Confirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	10,197	9,648
Impaired | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	6,384	7,727
Impaired | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	₩ 6,384	₩ 7,727